united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

Swan Defined Risk Fund

Class A – SDRAX

Class C – SDRCX

Class I – SDRIX

Swan Defined Risk Emerging Markets Fund

Class A – SDFAX

Class C – SDFCX

Class I – SDFIX

Swan Defined Risk Foreign Fund

Class A – SDJAX

Class C – SDJCX

Class I – SDJIX

Swan Defined Risk Growth Fund

Class A – SDAAX

Class C – SDACX

Class I – SDAIX

Swan Defined Risk U.S. Small Cap Fund

Class A – SDCAX

Class C – SDCCX

Class I – SDCIX

Annual Report

June 30, 2023

1-877-896-2590

www.swandefinedriskfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Swan Defined Risk Fund

Swan Defined Risk Emerging Markets Fund

Swan Defined Risk Foreign Fund

Swan Defined Risk U.S. Small Cap Fund

Swan Defined Risk Growth Fund

SHAREHOLDER LETTER

June 30, 2023
Fiscal Year Annual Review

Dear Shareholders,

The flagship Swan Defined Risk Fund Class I (SDRIX) shares posted a 8.66% net-of-fees return (including the reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2023, compared to the S&P 500 Total Return Index1 with its 19.59% return. The S&P 500 bottomed out on October 12th, having dropped 24.5% peak-to-trough in 2022. Since then, the market has rallied 26%. Although the S&P 500 has yet to completely recover all its losses, some are heralding the start of a new bull market. The market rally has been heavily concentrated in the large tech companies that already dominate the heights of the U.S. market; the broader market has displayed much less vigor. In this environment the Fund captured roughly 44% of the market’s upward move, within expectations. The core equity portion of the Fund tracked the market upward and had a 19.0% gain. As markets increase in value the put options used to hedge the portfolio will lose value; over the last year the hedge portion of the Fund had a return of -9.5%. The Fund did take the opportunity to re-hedge the Fund twice in the previous 12 months. In mid-October near the bottom of the market the Fund opportunistically re-balanced half of its put options, effectively “selling high and buying low” during a moment of market weakness. In late December the Fund re-hedged its entire portfolio to enter 2023 with a refreshed set of two-year put options, per standard operating procedure. Helping offset some of the losses in the hedge section of the portfolio were positive returns of 1.95% in the additional return/income generation segment of the Fund.

[1]	A total return index is a type of equity index that tracks the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

The Swan Defined Risk Emerging Markets Fund Class I (SDFIX) shares had a return of 1.75% net-of-fees (includes reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2023. The benchmark MSCI Emerging Markets (Gross) Index returned 2.22% over the same time frame. The Fund performed within expectations, capturing most of the emerging market’s meager 12-month returns. Emerging markets have been dragged down by China’s poor performance; China makes up roughly 30% of the index and over the last year the MSCI China Index had a -16.7% return. This was due to numerous factors like the “zero-COVID” policy, high youth unemployment, an unresolved bad debt and property problem, and an attack on the country’s most successful entrepreneurs. On the positive side, the large emerging market countries like Taiwan, India, South Korea, and Brazil all had very healthy one-year returns. The Fund’s exposure to emerging market ETFs tracked the market up, as expected. However, the Fund’s put options did lose value due to the passage of time; the one-year decline in this section of the fund was -3.3%. These losses were more than offset by the additional trades/income sleeve of the Fund, which had a positive contribution of 3.5%. The Fund did re-hedge its portfolio twice in the previous 12 months; once in mid-September to take advantage of market weakness and then again near year-end to re-set the hedge levels going in to 2023.

The Swan Defined Risk Foreign Fund Class I (SDJIX) had a gain of 10.56% net-of-fees (includes reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2023. This is over half of the MSCI EAFE (Gross) Index (EAFE – Europe, Australia, Far East) gains of 19.41%. European countries rallied as it became clear Vladimir Putin’s winter blackmail scheme using Russian oil and gas would fail. On the other side of the globe Japan was one of the few countries in the world that benefitted from a bit of inflation after a generation of deflation. The Fund’s performance was driven by its MSCI EAFE-based ETFs, which followed the market upwards. Conversely the put options used to hedge the Fund’s equity holdings declined in value by -6.5%, as expected. The decline in the Fund’s hedges was partially offset by profitable premium collection/income trades, which generated positive returns of 1.54% over the last 12 months. The Fund did re-hedge its portfolio twice in this time frame. In mid-September half of the existing put options were re-set as the Fund took advantage of market weakness, effectively “selling high and buying low.” In late December 2022 all of the Fund put options were replaced with new put options with a two year expiration date, as part of the normal re-hedge process.

The Swan Defined Risk U.S. Small Cap Fund Class I (SDCIX) shares returned 4.07% net-of-fees (includes the reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2023. This return trailed that of the Russell 2000 Total Return Index, which had a gain of 12.31%. This capture ratio of one-third was on the low end of expectations. While small cap stocks have staged a modest rally since bottoming out, most of the U.S. market’s returns have been driven by the A.I. hype associated with large tech stocks like Amazon, NVIDIA, and Meta. Moreover, the small cap market was negatively impacted by the regional bank crisis during the first half of 2023. The positive returns in the Fund were driven by its exposure to Russell 2000 ETFs, which tracked the market upwards. However, the put options used to hedge the Fund’s equity exposure declined in value due to 1) the rise in the small cap markets, 2) the passage of time, 3) a decline in overall volatility, and 4) some re-hedges implemented in August that occurred before the market bottomed out. These factors contributed to the -7.8% return for the hedge portion of the Fund. Helping offset some of these losses were positive returns via the premium collection/income trades. This segment of the Fund was able to generate positive returns of 2.66%.

The Swan Defined Risk Growth Fund Class I (SDAIX) shares returned 10.66% net-of-fees (includes the reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2023. This is just over half the S&P 500 Total Return Index2 return of 19.59% over the same period. While within the realm of expectations, the Fund aspires to have a capture ratio modestly higher than what was generated over the last 12 months. The drag on up capture can be attributed solely to the decline in value of the put options, which had a -8.9% return. The decline in the value of the put options was driven by the strong rally off the bottom of the market and a decline in the “fear premium” or volatility as investors started to believe the bear market is over. The other components of the Fund did well. The S&P 500 ETFs and the call spread positions used to augment the upside capture benefitted from the market rally. A re-hedge that occurred near market lows in October 2022 benefited the Fund. And finally, the premium collection, income trades added just over 2% to the Fund’s overall one-year return.

Strategy

The investment objective of the Swan Defined Risk Strategy (DRS) is to seek long term capital appreciation by balancing the upside potential of equity markets with downside risk mitigation. The “Always Invested, Always Hedged” strategy follows a three-step process. First, we purchase and hold an ETF or basket of ETFs that represent a broad range of stocks to ensure diversification. Second, we hedge the notional value of the ETFs through the purchase of corresponding LEAPS put options.3 At certain times, we may even buy additional shorter-term puts to supplement the long-term LEAPs put options. We allocate roughly 10% of the portfolio to the hedge at the time of initial purchase. Finally, we can proportionally write shorter-term options premium against the long ETFs and LEAPS puts in an effort to mitigate the cost of carry associated with the hedge. Premiums received from writing short-term options represent income-type positions that are designed to take advantage

[2]	A total return index is a type of equity index that tracks the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

[3]	LEAPS - Long-term Equity AnticiPation Securities have the same characteristics as standard options, but with expiration dates up to three years in the future.

of risk premia4 and time decay5.

This balanced approach featuring three different drivers of returns carries an explicit trade-off. The DRS will rarely capture 100% of a strong, upward move in the markets due to the allocation to defensive put options. During bear markets those put options are countercyclical and should benefit the strategy. However, it is important to remember the hedges are designed to offset a portion of the losses, not eliminate downside risk entirely.

It is also important to keep in mind that the various components of the DRS are meant to be complementary. The fact that losses in one portion of the strategy are intended to be offset by gains in another portion is by design. During the 12-month period ended June 30, 2023 the “additional return” component of premium collection trades performed this role admirably, as all five Swan Funds had positive returns in this sleeve. We believe a smoother ride with lower volatility and greater absolute downside risk management may help investors to stay the course towards reaching their long-term investment goals.

In short, our goal at Swan is to provide investors with a proven solution to managing non-diversifiable market risk across all asset classes, which we feel provides Swan DRS investors a superior investment experience. We take a long-term view and define success as greater absolute and risk-adjusted returns over a full market cycle (i.e., a bull and bear market).

Outlook

The “bull case” and the “bear case” for the market remains evenly balanced. On one hand, the S&P 500 is up over 25% off its lowest point in October 2022. This optimism was fueled by hopes that the Fed would soon end its tightening cycle, a last-minute compromise that avoided a Treasury debt default, and exuberance regarding artificial intelligence’s potential to transform the economy.

The “bear case” argues that most of the market gains have been driven by only a handful of stocks. The valuations of those stocks have become quite stretched, while other segments of the markets remain mired in uncertainty. The full impact of the Fed’s tightening cycle has yet to be felt and a “soft landing” or “no landing” scenario that avoids a recession is by no means guaranteed.

The unique “Always Invested, Always Hedged” investment approach utilized by the Swan Funds alleviates the need to accurately forecast the future direction of the markets. If this is truly a new bull market, the equity portion of the Funds should benefit. If the markets reverse and take a downward turn again, the put options are designed to offset some of those losses. By mixing upside

[4]	Risk Premia as it relates to options is a condition in which implied volatility is greater than historical volatility.

[5]	All options lose value as they get closer to expiration. By writing options or taking a “short” position in an option, the strategy hopes to collect a premium, and then close out that position as the option approaches expiration.

potential with downside risk mitigation, the investor in the Swan Funds needn’t spend their time asking questions like “Has the market peaked?” or “Is this the bottom of the bear?”

We appreciate your trust and confidence in the Swan Funds and look forward to our next communication with our shareholders. We are working diligently toward our primary objectives of managing risks to investment capital and seeking better than average returns in the hedged equity fund class.

3272-NLD-08/01/2023

Best Regards,

Randy Swan
President

SWAN DEFINED RISK FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the year ended June 30, 2023, as compared to its benchmarks:

		Annualized	Annualized
	One Year	Five Year	Ten Year
Swan Defined Risk Fund - Class A	8.49%	3.70%	4.25%
Swan Defined Risk Fund - Class A with Load	2.54%	2.53%	3.66%
Swan Defined Risk Fund - Class C	7.64%	2.92%	3.48%
Swan Defined Risk Fund - Class I	8.66%	3.93%	4.50%
S&P 500 Total Return Index (a)	19.59%	12.31%	12.86%
Bloomberg U.S. Aggregate Bond Index (b)	(0.94)%	0.77%	1.52%
Swan Defined Risk Fund Blended Index (c)	11.24%	7.94%	8.45%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated November 1, 2022 are 1.51%, 2.26%, and 1.26% for the Class A, C, and I shares respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(b)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Swan Defined Risk Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2023

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	99.5%
Put Options Purchased	3.1%
Short-Term Investments	2.2%
Call Options Purchased	0.0%
Put Options Written	(1.0)%
Call Options Written	(3.8)%
Liabilities in Excess of other Assets	(0.0)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the year ended June 30, 2023, as compared to its benchmarks:

		Annualized	Annualized
	One Year	Five Year	Since Inception (a)
Swan Defined Risk Emerging Markets Fund - Class A	1.52%	(1.22)%	(0.06)%
Swan Defined Risk Emerging Markets Fund - Class A with Load	(4.11)%	(2.34)%	(0.72)%
Swan Defined Risk Emerging Markets Fund - Class C	0.75%	(1.95)%	(0.79)%
Swan Defined Risk Emerging Markets Fund - Class I	1.75%	(0.97)%	0.18%
MSCI Emerging Markets Index (b)	2.22%	1.32%	3.25%
Bloomberg U.S. Aggregate Bond Index (c)	(0.94)%	0.77%	1.05%
Swan Defined Risk Emerging Markets Fund Blended Index (d)	1.24%	1.45%	2.70%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2022 are 2.04%, 2.79%, and 1.79% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2023 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 30, 2014.

(b)	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 822 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Emerging Markets Fund Blended Index is a composite of 60% MSCI Emerging Markets Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2023

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	93.5%
Put Options Purchased	5.2%
Short-Term Investment	1.2%
Call Options Written	(0.1)%
Put Options Written	(0.4)%
Other Assets in Excess of Liabilities	0.6%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FOREIGN FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the year ended June 30, 2023, as compared to its benchmarks:

		Annualized	Annualized
	One Year	Five Year	Since Inception (a)
Swan Defined Risk Foreign Fund - Class A	10.34%	2.39%	2.74%
Swan Defined Risk Foreign Fund - Class A with Load	4.23%	1.23%	1.97%
Swan Defined Risk Foreign Fund - Class C	9.51%	1.60%	1.97%
Swan Defined Risk Foreign Fund - Class I	10.56%	2.62%	2.98%
MSCI ACWI Ex USA Index USD (b)	12.72%	3.52%	5.61%
Bloomberg U.S. Aggregate Bond Index (c)	(0.94)%	0.77%	1.14%
Swan Defined Risk Foreign Fund Blended Index (d)	7.26%	2.72%	4.06%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2022 are 2.23%, 2.98%, and 1.98% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2023 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C,and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	The MSCI ACWI ex USA Index USD captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 26 Emerging Markets countries. With 2,368 constituents, the Index covers approximately 85% of the global equity opportunity set outside the US. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Foreign Fund Blended Index is a composite of 60% MSCI ACWI Ex USA Index USD and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2023

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	93.4%
Put Options Purchased	3.7%
Short-Term Investment	2.5%
Call Options Written	(0.3)%
Put Options Written	(0.4)%
Other Assets in Excess of Liabilities	1.1%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK GROWTH FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the year ended June 30, 2023, as compared to its benchmarks:

		Annualized
	One Year	Since Inception (a)
Swan Defined Risk Growth Fund - Class A	10.30%	9.56%
Swan Defined Risk Growth Fund - Class A with Load	4.23%	8.20%
Swan Defined Risk Growth Fund - Class C	9.40%	9.00%
Swan Defined Risk Growth Fund - Class I	10.61%	9.81%
S&P 500 Total Return Index (b)	19.59%	15.74%
Bloomberg U.S. Aggregate Bond Index (c)	(0.94)%	0.55%
Swan Defined Risk Growth Fund Blended Index (d)	11.24%	9.80%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2022 are 1.68%, 2.43%, and 1.43% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2023 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 27, 2018.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Growth Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2023

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	95.0%
Call Options Purchased	6.1%
Short-Term Investments	3.1%
Put Options Purchased	2.5%
Put Options Written	(0.9)%
Call Options Written	(5.6)%
Liabilities in Excess of other Assets	(0.2)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the year ended June 30, 2023, as compared to its benchmarks:

		Annualized	Annualized
	One Year	Five Year	Since Inception (a)
Swan Defined Risk U.S. Small Cap Fund - Class A	3.89%	1.96%	4.28%
Swan Defined Risk U.S. Small Cap Fund - Class A with Load	(1.79)%	0.81%	3.50%
Swan Defined Risk U.S. Small Cap Fund - Class C	3.02%	1.18%	3.50%
Swan Defined Risk U.S. Small Cap Fund - Class I	4.07%	2.20%	4.52%
Russell 2000 Total Return Index (b)	12.31%	4.21%	8.16%
Bloomberg U.S. Aggregate Bond Index (c)	(0.94)%	0.77%	1.14%
Swan Defined Risk U.S. Small Cap Fund Blended Index (d)	7.37%	3.51%	5.85%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2022 are 2.01%, 2.76%, and 1.76% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2023 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk U.S. Small Cap Fund Blended Index is a composite of 60% Russell 2000 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2023

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	94.2%
Put Options Purchased	5.4%
Short-Term Investments	0.5%
Call Options Purchased	0.0%
Call Options Written	(0.7)%
Put Options Written	(0.9)%
Other Assets in Excess of Liabilities	1.5%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 99.5%
667,709	Communication Services Select Sector SPDR Fund(a)	$43,454,502
322,098	Consumer Discretionary Select Sector SPDR Fund(a)	54,695,461
460,437	Consumer Staples Select Sector SPDR Fund(a)	34,150,612
260,212	Energy Select Sector SPDR Fund(a)	21,121,408
1,888,710	Financial Select Sector SPDR Fund(a)	63,668,414
518,101	Health Care Select Sector SPDR Fund(a)	68,767,546
405,614	Industrial Select Sector SPDR Fund(a)	43,530,494
652,000	iShares Core S&P 500 ETF	290,602,920
154,659	Materials Select Sector SPDR Fund(a)	12,816,591
334,637	Real Estate Select Sector SPDR Fund(a)	12,612,469
836,117	Technology Select Sector SPDR Fund(a)	145,367,302
202,057	Utilities Select Sector SPDR Fund(a)	13,222,610
	TOTAL EXCHANGE-TRADED FUNDS (Cost $392,146,195)	804,010,329

	SHORT-TERM INVESTMENTS — 2.2%
	MONEY MARKET FUNDS - 2.2%
13,397,323	First American Government Obligations Fund Class X, 5.01%(b)	13,397,323
4,414,016	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 4.83%(b)	4,414,016
	TOTAL MONEY MARKET FUNDS (Cost $17,811,339)	17,811,339

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value
	INDEX OPTIONS PURCHASED - 3.1%
	CALL OPTIONS PURCHASED - 0.0%(d)
231	S&P 500 Index	07/07/2023	$4,750	$102,803,778	$1,733
230	S&P 500 Index	07/14/2023	4,680	102,358,740	8,227
226	S&P 500 Index	07/21/2023	4,615	100,578,588	77,150
226	S&P 500 Index	07/28/2023	4,725	100,578,588	25,990
	TOTAL CALL OPTIONS PURCHASED (Cost - $102,034)				113,100

	PUT OPTIONS PURCHASED - 3.1%
231	S&P 500 Index	07/07/2023	4,150	102,803,778	12,590
230	S&P 500 Index	07/14/2023	4,240	102,358,740	62,020
463	S&P 500 Index	07/21/2023	3,860	206,052,594	68,068
226	S&P 500 Index	07/21/2023	4,175	100,578,588	82,604
226	S&P 500 Index	07/28/2023	4,275	100,578,588	302,840
463	S&P 500 Index	08/18/2023	3,860	206,052,594	249,772
966	S&P 500 Index	09/15/2023	3,500	429,906,708	525,213
1,331	S&P 500 Index	12/20/2024	3,800	592,345,578	16,070,842
494	S&P 500 Index	12/20/2024	4,000	219,848,772	7,503,797
	TOTAL PUT OPTIONS PURCHASED (Cost - $80,470,090)				24,877,746

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Fair Value

TOTAL INDEX OPTIONS PURCHASED (Cost - $80,572,124)	$24,990,846

TOTAL INVESTMENTS - 104.8% (Cost $490,529,658)	$846,812,514
CALL OPTIONS WRITTEN - (3.8)% (Proceeds - $23,867,581)	(30,943,741)
PUT OPTIONS WRITTEN - (1.0)% (Proceeds - $14,327,092)	(7,753,786)
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(345,704)
NET ASSETS - 100.0%	$807,769,283

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value
	WRITTEN INDEX OPTIONS - (4.8)%
	CALL OPTIONS WRITTEN - (3.8)%
231	S&P 500 Index	07/07/2023	$4,350	$102,803,778	$2,410,107
230	S&P 500 Index	07/14/2023	4,460	102,358,740	726,211
226	S&P 500 Index	07/21/2023	4,395	100,578,588	1,949,582
226	S&P 500 Index	07/28/2023	4,500	100,578,588	742,410
932	S&P 500 Index	08/18/2023	4,475	414,775,416	6,625,570
966	S&P 500 Index	09/15/2023	4,350	429,906,708	18,489,861
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $23,867,581)				30,943,741

	PUT OPTIONS WRITTEN - (1.0)%
231	S&P 500 Index	07/07/2023	4,550	102,803,778	2,393,160
230	S&P 500 Index	07/14/2023	4,460	102,358,740	805,944
463	S&P 500 Index	07/21/2023	3,420	206,052,594	26,805
226	S&P 500 Index	07/21/2023	4,395	100,578,588	464,095
226	S&P 500 Index	07/28/2023	4,500	100,578,588	1,659,970
463	S&P 500 Index	08/18/2023	3,420	206,052,594	95,957
966	S&P 500 Index	09/15/2023	3,100	429,906,708	257,636
902	S&P 500 Index	09/15/2023	4,085	401,424,276	2,050,219
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $14,327,092)				7,753,786

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $38,194,673)				$38,697,527

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2023 the total value of securities held as collateral is $306,260,517.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.5%
	EQUITY - 93.5%
523,400	iShares Core MSCI Emerging Markets ETF(a)	$25,798,386
	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,159,563)

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
326,667	First American Government Obligations Fund, Class X, 5.01% (Cost $326,667)(b)	326,667

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value
	EQUITY OPTIONS PURCHASED - 5.2%
	PUT OPTIONS PURCHASED - 5.2%
6,430	iShares MSCI Emerging Markets ETF	12/20/2024	$38	$25,437,080	$1,425,231
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,950,862)

	TOTAL INVESTMENTS – 99.9% (Cost $28,437,092)				$27,550,284
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $63,191)				(16,008)
	PUT OPTIONS WRITTEN - (0.4)% (Proceeds - $112,623)				(111,873)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%				158,391
	NET ASSETS - 100.0%				$27,580,794

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value
	WRITTEN EQUITY OPTIONS - (0.5)%
	CALL OPTIONS WRITTEN - (0.1)%
3,249	iShares MSCI Emerging Markets ETF	08/18/2023	$43	$12,853,044	$16,008
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $63,191)

	PUT OPTIONS WRITTEN - (0.4)%
1,625	iShares MSCI Emerging Markets ETF	08/18/2023	37	6,428,500	24,279
1,624	iShares MSCI Emerging Markets ETF	08/18/2023	38	6,424,544	44,796
1,623	iShares MSCI Emerging Markets ETF	09/15/2023	37	6,420,588	42,798
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $112,623)				111,873

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $175,814)				$127,881

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2023 the total value of securities held as collateral is $6,900,600

(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.4%
	EQUITY - 93.4%
428,600	iShares MSCI EAFE ETF(a)	$31,073,500
	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,933,133)

	SHORT-TERM INVESTMENT — 2.5%
	MONEY MARKET FUND - 2.5%
839,462	First American Government Obligations Fund, Class X, 5.01% (Cost $839,462)(b)	839,462

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value
	EQUITY OPTIONS PURCHASED - 3.7%
	PUT OPTIONS PURCHASED - 3.7%
3,226	iShares MSCI EAFE ETF	12/20/2024	$65	$23,388,500	$847,140
1,060	iShares MSCI EAFE ETF	12/20/2024	70	7,685,000	394,040
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,879,131)				1,241,180

	TOTAL INVESTMENTS - 99.6% (Cost $27,651,726)				$33,154,142
	CALL OPTIONS WRITTEN - (0.3)% (Proceeds - $97,458)				(101,885)
	PUT OPTIONS WRITTEN - (0.4)% (Proceeds - $159,633)				(145,159)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%				363,735
	NET ASSETS - 100.0%				$33,270,833

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value
	EQUITY OPTIONS WRITTEN - (0.7)%
	CALL OPTIONS WRITTEN - (0.3)%
1,072	iShares MSCI EAFE ETF	09/15/2023	$76	$7,772,000	$53,003
1,072	iShares MSCI EAFE ETF	09/15/2023	77	7,772,000	36,448
1,072	iShares MSCI EAFE ETF	09/15/2023	79	7,772,000	12,434
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $97,458)				101,885

	PUT OPTIONS WRITTEN - (0.4)%
1,072	iShares MSCI EAFE ETF	09/15/2023	66	7,772,000	31,527
2,144	iShares MSCI EAFE ETF	09/15/2023	68	15,544,000	113,632
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $159,633)				145,159

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $257,091)				$247,044

EAFE - Europe, Australasia and Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2023 the total value of securities held as collateral is $12,252,500.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.1%
	EQUITY - 95.1%
187,000	iShares Core S&P 500 ETF(a)	$83,347,770
	TOTAL EXCHANGE-TRADED FUNDS (Cost $55,166,974)

	SHORT-TERM INVESTMENTS — 3.1%
	MONEY MARKET FUNDS - 3.1%
2,355,437	First American Government Obligations Fund Class X, 5.01%(b)	2,355,437
341,832	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 4.83%(b)	341,832
	TOTAL MONEY MARKET FUNDS (Cost $2,697,269)	2,697,269

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value
	INDEX OPTIONS PURCHASED - 8.6%
	CALL OPTIONS PURCHASED - 6.1%
600	Chicago Board Options Exchange Volatility Index	08/16/2023	$16	$815,400	$118,324
600	Chicago Board Options Exchange Volatility Index	08/16/2023	17	815,400	100,617
50	S&P 500 Index	07/03/2023	4,495	22,251,900	1,125
25	S&P 500 Index	07/07/2023	4,750	11,125,950	188
25	S&P 500 Index	07/14/2023	4,680	11,125,950	894
23	S&P 500 Index	07/21/2023	4,615	10,235,874	7,852
23	S&P 500 Index	07/28/2023	4,725	10,235,874	2,645
95	S&P 500 Index	12/20/2024	4,400	42,278,610	5,075,773
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,314,009)				5,307,418

	PUT OPTIONS PURCHASED - 2.5%
25	S&P 500 Index	07/07/2023	4,150	11,125,950	1,363
25	S&P 500 Index	07/14/2023	4,240	11,125,950	6,741
50	S&P 500 Index	07/21/2023	3,860	22,251,900	7,351
23	S&P 500 Index	07/21/2023	4,175	10,235,874	8,407
23	S&P 500 Index	07/28/2023	4,275	10,235,874	30,820
50	S&P 500 Index	08/18/2023	3,860	22,251,900	26,973
108	S&P 500 Index	09/15/2023	3,500	48,064,104	58,719
132	S&P 500 Index	12/20/2024	3,700	58,745,016	1,417,146
55	S&P 500 Index	12/20/2024	3,800	24,477,090	664,084
	TOTAL PUT OPTIONS PURCHASED (Cost - $7,521,954)				2,221,604

	TOTAL INDEX OPTIONS PURCHASED (Cost - $10,835,963)				7,529,022

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Fair Value

TOTAL INVESTMENTS - 106.8% (Cost $68,700,206)	$93,574,061
CALL OPTIONS WRITTEN - (5.6)% (Proceeds - $3,631,303)	(4,883,596)
PUT OPTIONS WRITTEN - (1.0)% (Proceeds - $1,548,651)	(842,466)
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(218,108)
NET ASSETS - 100.0%	$87,629,891

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value
	WRITTEN INDEX OPTIONS - (6.6)%
	CALL OPTIONS WRITTEN - (5.6)%
25	S&P 500 Index	07/03/2023	$4,450	$11,125,950	$18,000
25	S&P 500 Index	07/07/2023	4,350	11,125,950	260,834
25	S&P 500 Index	07/14/2023	4,460	11,125,950	78,936
23	S&P 500 Index	07/21/2023	4,395	10,235,874	198,409
23	S&P 500 Index	07/28/2023	4,500	10,235,874	75,555
100	S&P 500 Index	08/18/2023	4,475	44,503,800	710,898
108	S&P 500 Index	09/15/2023	4,350	48,064,104	2,067,190
95	S&P 500 Index	12/20/2024	5,100	42,278,610	1,473,774
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $3,631,303)				4,883,596

	PUT OPTIONS WRITTEN - (1.0)%
1,200	Chicago Board Options Exchange Volatility Index	08/16/2023	13	1,630,800	23,977
25	S&P 500 Index	07/07/2023	4,550	11,125,950	259,000
25	S&P 500 Index	07/14/2023	4,460	11,125,950	87,603
50	S&P 500 Index	07/21/2023	3,420	22,251,900	2,895
23	S&P 500 Index	07/21/2023	4,395	10,235,874	47,231
23	S&P 500 Index	07/28/2023	4,500	10,235,874	168,935
50	S&P 500 Index	08/18/2023	3,420	22,251,900	10,362
108	S&P 500 Index	09/15/2023	3,100	48,064,104	28,804
94	S&P 500 Index	09/15/2023	4,085	41,833,572	213,659
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,548,651)				842,466

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $5,179,954)				$5,726,062

ETF - Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2023 the total value of securities held as collateral is $41,451,030.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.2%
	EQUITY - 94.2%
181,000	iShares Russell 2000 ETF(a)	$33,895,870
	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,340,751)

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
192,017	First American Government Obligations Fund, Class X, 5.01% (Cost $192,017)(b)	192,017

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value
	INDEX OPTIONS PURCHASED - 5.4%
	CALL OPTIONS PURCHASED - 0.0%(d)
10	S&P 500 Index	07/07/2023	$4,750	$4,450,380	$75
10	S&P 500 Index	07/14/2023	4,680	4,450,380	358
9	S&P 500 Index	07/21/2023	4,615	4,005,342	3,072
10	S&P 500 Index	07/28/2023	4,725	4,450,380	1,150
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,302)				4,655

	PUT OPTIONS PURCHASED - 5.4%
133	Russell 2000 Index	12/20/2024	1,750	25,120,162	1,246,726
48	Russell 2000 Index	12/20/2024	1,900	9,065,923	655,792
10	S&P 500 Index	07/07/2023	4,150	4,450,380	545
10	S&P 500 Index	07/14/2023	4,240	4,450,380	2,696
9	S&P 500 Index	07/21/2023	4,175	4,005,342	3,290
10	S&P 500 Index	07/28/2023	4,275	4,450,380	13,400
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,506,074)				1,922,449

	TOTAL INDEX OPTIONS PURCHASED (Cost - $3,510,376)				1,927,104

	TOTAL INVESTMENTS - 100.1% (Cost $29,043,144)				$36,014,991
	CALL OPTIONS WRITTEN - (0.7)% (Proceeds - $141,788)				(246,396)
	PUT OPTIONS WRITTEN - (0.9)% (Proceeds - $398,382)				(316,946)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%				521,735
	NET ASSETS - 100.0%				$35,973,384

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (1.6)%
	CALL OPTIONS WRITTEN - (0.7)%
10	S&P 500 Index	07/07/2023	$4,350	$4,450,380	$104,334
10	S&P 500 Index	07/14/2023	4,460	4,450,380	31,574
9	S&P 500 Index	07/21/2023	4,395	4,005,342	77,638
10	S&P 500 Index	07/28/2023	4,500	4,450,380	32,850
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $141,788)				246,396

	PUT OPTIONS WRITTEN - (0.9)%
10	S&P 500 Index	07/07/2023	4,550	4,450,380	103,600
10	S&P 500 Index	07/14/2023	4,460	4,450,380	35,041
9	S&P 500 Index	07/21/2023	4,395	4,005,342	18,482
10	S&P 500 Index	07/28/2023	4,500	4,450,380	73,450
38	S&P 500 Index	09/15/2023	4,085	16,911,444	86,373
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $398,382)				316,946

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $540,170)				$563,342

ETF - Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2023 the total value of securities held as collateral is $22,846,940.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to less than 0.1%.

SWAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2023

		Swan Defined Risk		Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Swan Defined Risk	Growth	U.S. Small Cap
	Fund	Fund	Foreign Fund	Fund	Fund
ASSETS
Investment securities:
Investments, at cost	$490,529,658	$28,437,092	$27,651,726	$68,700,206	$29,043,144
Investments, at value	846,812,514	27,550,284	33,154,142	93,574,061	36,014,991
Cash held at broker	202	268,765	395,878	—	414,644
Receivable for securities sold	4,527,311	—	81,409	554,332	198,294
Receivable for Fund shares sold	41,695	752	931	44,030	267,135
Dividends and interest receivable	45,653	1,378	2,963	5,137	1,646
Prepaid expenses and other assets	28,677	4,873	15,584	18,876	14,299
TOTAL ASSETS	851,456,052	27,826,052	33,650,907	94,196,436	36,911,009

LIABILITIES
Options written, at value (Premiums received - $38,194,673, $175,814, $257,091, $5,179,954 and $540,170, respectively)	38,697,527	127,881	247,044	5,726,062	563,342
Due to broker	—	—	—	29	—
Investment advisory fees payable	666,405	53,247	56,015	92,805	55,053
Payable for investments purchased	3,110,465	—	33,263	476,031	134,866
Payable for Fund shares repurchased	877,099	22,009	2,599	221,714	144,929
Distribution (12b-1) fees payable	107,465	926	752	1,852	1,616
Payable to related parties	55,349	4,311	4,130	12,721	4,552
Accrued expenses and other liabilities	172,459	36,884	36,271	35,331	33,267
TOTAL LIABILITIES	43,686,769	245,258	380,074	6,566,545	937,625
NET ASSETS	$807,769,283	$27,580,794	$33,270,833	$87,629,891	$35,973,384

NET ASSETS CONSIST OF:
Paid in capital	$405,226,243	$32,048,782	$32,593,916	$70,693,658	$31,589,435
Accumulated earnings (deficits)	402,543,040	(4,467,988)	676,917	16,936,233	4,383,949
NET ASSETS	$807,769,283	$27,580,794	$33,270,833	$87,629,891	$35,973,384

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$100,212,212	$665,137	$752,200	$2,003,364	$985,777
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,702,100	76,159	78,374	135,526	77,640
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$14.95	$8.73	$9.60	$14.78	$12.70
Maximum offering price per share (maximum sales charge of 5.50%)	$15.82	$9.24	$10.16	$15.64	$13.44

Class C Shares :
Net Assets	$104,519,274	$923,357	$688,538	$1,768,349	$1,733,015
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,272,683	109,664	73,827	122,536	144,870
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$14.37	$8.42	$9.33	$14.43	$11.96

Class I Shares:
Net Assets	$603,037,797	$25,992,300	$31,830,095	$83,858,178	$33,254,592
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	40,035,139	2,968,839	3,304,000	5,625,301	2,572,306
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$15.06	$8.76	$9.63	$14.91	$12.93

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2023

		Swan Defined Risk			Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Swan Defined Risk	Swan Defined Risk	U.S. Small Cap
	Fund	Fund	Foreign Fund	Growth Fund	Fund
INVESTMENT INCOME
Dividends	$13,203,272	$620,409	$689,015	$1,470,943	$557,681
Interest	487,505	16,991	16,016	78,293	20,068
TOTAL INVESTMENT INCOME	13,690,777	637,400	705,031	1,549,236	577,749

EXPENSES
Investment advisory fees	8,849,719	284,306	324,215	990,221	397,283
Distribution (12b-1) fees:
Class A	304,472	1,939	1,881	4,874	2,607
Class C	1,068,407	10,230	7,247	18,085	17,692
Third party administrative service fees	537,805	13,579	19,566	64,658	21,150
Administration fees	492,484	37,217	39,212	73,513	43,366
Accounting services fees	167,226	5,694	6,193	18,742	7,504
Transfer agent fees	86,998	27,001	26,401	32,501	27,401
Custodian fees	80,001	7,501	9,001	10,108	8,501
Registration fees	66,000	21,999	20,099	37,000	22,999
Printing and postage expenses	59,999	8,001	8,001	12,001	8,001
Compliance officer fees	34,999	8,001	8,201	10,001	8,501
Audit fees	21,398	21,298	21,298	21,398	21,398
Trustees’ fees and expenses	16,702	14,901	15,002	15,001	15,001
Insurance expense	13,002	2,599	2,599	3,201	2,701
Legal fees	12,001	12,002	12,002	12,302	12,001
Interest expense	—	—	187	—	764
Other expenses	4,501	4,001	4,001	3,901	14,501
TOTAL EXPENSES	11,815,714	480,269	525,106	1,327,507	631,371

Fees recouped by the Advisor	—	—	—	81,143	—
Less: Fees waived by the Advisor	—	(70,033)	(61,752)	—	(54,094)
TOTAL NET EXPENSES	11,815,714	410,236	463,354	1,408,650	577,277

NET INVESTMENT INCOME	1,875,063	227,164	241,677	140,586	472

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	138,707,222	(148,608)	(211,016)	(2,233,633)	(1,167,852)
Options purchased	(8,569,663)	1,360,963	788,374	(5,759,995)	(3,163,908)
Options written	42,408,158	1,080,832	945,928	6,283,683	3,601,517
Net realized gain (loss) on investments, options purchased and options written	172,545,717	2,293,187	1,523,286	(1,709,945)	(730,243)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,141,167)	443,536	4,485,868	16,702,261	4,391,434
Options purchased	(96,443,257)	(2,501,320)	(3,249,906)	(3,140,372)	(2,268,886)
Options written	(7,757,721)	1,487	(35,707)	(2,455,668)	(127,562)
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(105,342,145)	(2,056,297)	1,200,255	11,106,221	1,994,986
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN	67,203,572	236,890	2,723,541	9,396,276	1,264,743

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$69,078,635	$464,054	$2,965,218	$9,536,862	$1,265,215

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
FROM OPERATIONS
Net investment income (loss)	$1,875,063	$(1,251,681)
Net realized gain (loss) on investments, options purchased and options written	172,545,717	(3,394,005)
Net change in unrealized depreciation on investments, options purchased and options written	(105,342,145)	(74,530,030)
Net increase (decrease) in net assets resulting from operations	69,078,635	(79,175,716)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	11,267,267	19,802,946
Class C	3,596,672	8,099,111
Class I	85,181,388	141,160,024
Payments for shares redeemed:
Class A	(45,636,200)	(29,569,604)
Class C	(17,169,398)	(18,535,776)
Class I	(270,907,933)	(202,586,835)
Class Y (a)	—	(79,203)
Net decrease in net assets from shares of beneficial interest	(233,668,204)	(81,709,337)

TOTAL DECREASE IN NET ASSETS	(164,589,569)	(160,885,053)

NET ASSETS
Beginning of Year	972,358,852	1,133,243,905
End of Year	$807,769,283	$972,358,852

SHARE ACTIVITY
Class A:
Shares Sold	796,505	1,287,711
Shares Redeemed	(3,156,496)	(1,943,625)
Net decrease in shares of beneficial interest outstanding	(2,359,991)	(655,914)

Class C:
Shares Sold	262,486	547,557
Shares Redeemed	(1,255,731)	(1,247,970)
Net decrease in shares of beneficial interest outstanding	(993,245)	(700,413)

Class I:
Shares Sold	5,920,116	9,181,656
Shares Redeemed	(19,059,962)	(13,209,691)
Net decrease in shares of beneficial interest outstanding	(13,139,846)	(4,028,035)

Class Y: (a)
Shares Redeemed	—	(5,046)
Net decrease in shares of beneficial interest outstanding	—	(5,046)

(a)	As of the close of business on September 5, 2021 sales and operations of Class Y were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
FROM OPERATIONS
Net investment income	$227,164	$411,825
Net realized gain on investments, options purchased and options written	2,293,187	1,702,280
Net change in unrealized deprecation on investments, options purchased and options written	(2,056,297)	(6,271,068)
Net increase (decrease) in net assets resulting from operations	464,054	(4,156,963)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(7,168)	—
Class C	(2,748)	—
Class I	(402,046)	(57,530)
Net decrease in net assets resulting from distributions to shareholders	(411,962)	(57,530)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	17,043	272,975
Class C	42,535	73,147
Class I	6,142,805	3,533,149
Class Y (a)	—	35
Net asset value of shares issued in reinvestment of distributions:
Class A	5,779	—
Class C	1,756	—
Class I	368,395	52,428
Payments for shares redeemed:
Class A	(408,693)	(420,626)
Class C	(174,929)	(398,885)
Class I	(4,691,071)	(7,693,816)
Class Y (a)	—	(235,377)
Net increase (decrease) in net assets from shares of beneficial interest	1,303,620	(4,816,970)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,355,712	(9,031,463)

NET ASSETS
Beginning of Year	26,225,082	35,256,545
End of Year	$27,580,794	$26,225,082

SHARE ACTIVITY
Class A:
Shares Sold	1,940	28,721
Shares Reinvested	677	—
Shares Redeemed	(47,843)	(44,443)
Net decrease in shares of beneficial interest outstanding	(45,226)	(15,722)

Class C:
Shares Sold	5,001	7,795
Shares Reinvested	212	—
Shares Redeemed	(20,802)	(43,528)
Net decrease in shares of beneficial interest outstanding	(15,589)	(35,733)

Class I:
Shares Sold	702,343	375,558
Shares Reinvested	43,088	5,484
Shares Redeemed	(538,439)	(812,471)
Net increase (decrease) in shares of beneficial interest outstanding	206,992	(431,429)

Class Y: (a)
Shares Redeemed	—	(23,843)
Net decrease in shares of beneficial interest outstanding	—	(23,843)

(a)	As of the close of business on September 5, 2021 sales and operations of Class Y were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
FROM OPERATIONS
Net investment income	$241,677	$671,798
Net realized gain (loss) on investments, options purchased and options written	1,523,286	(507,270)
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	1,200,255	(3,273,828)
Net increase (decrease) in net assets resulting from operations	2,965,218	(3,109,300)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital
Class A	—	(119,608)
Class C	—	(89,549)
Class I	—	(3,403,272)
Total distributions paid
Class A	—	(24,432)
Class C	—	(11,973)
Class I	—	(782,542)
Net decrease in net assets resulting from distributions to shareholders	—	(4,431,376)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	48,035	79,380
Class C	27,795	51,431
Class I	10,604,082	4,924,442
Net asset value of shares issued in reinvestment of distributions:
Class A	—	99,052
Class C	—	84,827
Class I	—	3,907,909
Payments for shares redeemed:
Class A	(186,014)	(247,358)
Class C	(104,821)	(128,569)
Class I	(9,440,833)	(5,463,797)
Class Y (a)	—	(137,062)
Net increase in net assets from shares of beneficial interest	948,244	3,170,255

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,913,462	(4,370,421)

NET ASSETS
Beginning of Year	29,357,371	33,727,792
End of Year	$33,270,833	$29,357,371

SHARE ACTIVITY
Class A:
Shares Sold	5,069	7,043
Shares Reinvested	—	10,149
Shares Redeemed	(20,832)	(24,363)
Net decrease in shares of beneficial interest outstanding	(15,763)	(7,171)

Class C:
Shares Sold	3,121	5,374
Shares Reinvested	—	8,845
Shares Redeemed	(11,500)	(12,326)
Net increase (decrease) in shares of beneficial interest outstanding	(8,379)	1,893

Class I:
Shares Sold	1,177,042	497,377
Shares Reinvested	—	400,401
Shares Redeemed	(1,068,373)	(540,754)
Net increase in shares of beneficial interest outstanding	108,669	357,024

Class Y: (a)
Shares Redeemed	—	(12,037)
Net decrease in shares of beneficial interest outstanding	—	(12,037)

(a)	As of the close of business on September 5, 2021 sales and operations of Class Y were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
FROM OPERATIONS
Net investment income (loss)	$140,586	$(266,216)
Net realized loss on investments, options purchased and options written	(1,709,945)	(2,547,215)
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	11,106,221	(10,722,389)
Net increase (decrease) in net assets resulting from operations	9,536,862	(13,535,820)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	288,978	780,870
Class C	82,161	1,081,740
Class I	47,323,509	101,788,091
Class Y (a)	—	12
Payments for shares redeemed:
Class A	(301,676)	(2,093,273)
Class C	(273,657)	(112,100)
Class I	(72,865,776)	(68,800,371)
Class Y (a)	—	(1,016,298)
Net increase (decrease) in net assets from shares of beneficial interest	(25,746,461)	31,628,671

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,209,599)	18,092,851

NET ASSETS
Beginning of Year	103,839,490	85,746,639
End of Year	$87,629,891	$103,839,490

SHARE ACTIVITY
Class A:
Shares Sold	21,374	50,408
Shares Redeemed	(21,904)	(132,365)
Net decrease in shares of beneficial interest outstanding	(530)	(81,957)

Class C:
Shares Sold	6,127	70,018
Shares Redeemed	(19,975)	(7,276)
Net increase (decrease) in shares of beneficial interest outstanding	(13,848)	62,742

Class I:
Shares Sold	3,449,958	6,500,829
Shares Redeemed	(5,262,208)	(4,417,596)
Net increase (decrease) in shares of beneficial interest outstanding	(1,812,250)	2,083,233

Class Y: (a)
Shares Redeemed	—	(63,958)
Net decrease in shares of beneficial interest outstanding	—	(63,958)

(a)	As of the close of business on September 5, 2021 sales and operations of Class Y were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
FROM OPERATIONS
Net investment income (loss)	$472	$(219,943)
Net realized gain (loss) on investments, options purchased and options written	(730,243)	1,177,590
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	1,994,986	(7,331,306)
Net increase (decrease) in net assets resulting from operations	1,265,215	(6,373,659)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(64,537)	—
Class C	(136,958)	—
Class I	(2,491,470)	—
Net decrease in net assets resulting from distributions to shareholders	(2,692,965)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	158,632	248,012
Class C	202,972	121,522
Class I	13,462,041	8,861,528
Net asset value of shares issued in reinvestment of distributions:
Class A	54,405	—
Class C	117,211	—
Class I	1,875,353	—
Payments for shares redeemed:
Class A	(226,486)	(130,318)
Class C	(230,172)	(165,343)
Class I	(13,516,932)	(12,401,104)
Class Y (a)	—	(333,294)
Net increase (decrease) in net assets from shares of beneficial interest	1,897,024	(3,798,997)

TOTAL INCREASE (DECREASE) IN NET ASSETS	469,274	(10,172,656)

NET ASSETS
Beginning of Year	35,504,110	45,676,766
End of Year	$35,973,384	$35,504,110

SHARE ACTIVITY
Class A:
Shares Sold	11,918	16,847
Shares Reinvested	4,511	—
Shares Redeemed	(16,639)	(8,442)
Net increase (decrease) in shares of beneficial interest outstanding	(210)	8,405

Class C:
Shares Sold	15,942	8,379
Shares Reinvested	10,281	—
Shares Redeemed	(19,108)	(11,523)
Net increase (decrease) in shares of beneficial interest outstanding	7,115	(3,144)

Class I:
Shares Sold	977,902	584,001
Shares Reinvested	152,966	—
Shares Redeemed	(1,014,873)	(805,656)
Net increase (decrease) in shares of beneficial interest outstanding	115,995	(221,655)

Class Y: (a)
Shares Redeemed	—	(21,373)
Net decrease in shares of beneficial interest outstanding	—	(21,373)

(a)	As of the close of business on September 5, 2021 sales and operations of Class Y were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019
Net asset value, beginning of year	$13.79		$14.93		$12.51		$12.80	$12.68
Activity from investment operations:
Net investment income (loss) (1)	0.02		(0.03)		(0.00	) (2)	0.10	0.07
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.14		(1.11)		2.43		(0.27)	0.13
Total from investment operations	1.16		(1.14)		2.43		(0.17)	0.20
Less distributions from:
Net investment income	—		—		(0.01)		(0.12)	(0.08)
Return of capital	—		—		(0.00	) (2)	—	—
Total distributions	—		—		(0.01)		(0.12)	(0.08)
Net asset value, end of year	$14.95		$13.79		$14.93		$12.51	$12.80
Total return (3)	8.41	% (4)	(7.64	)% (4)	19.44%		(1.39)%	1.67%
Net assets, at end of year (000s)	$100,212		$124,935		$145,133		$158,255	$240,274
Ratio of expenses to average net assets (5)	1.45%		1.43%		1.42%		1.42%	1.40%
Ratio of net investment income (loss) to average net assets (5,6)	0.14%		(0.17)%		(0.00)%		0.76%	0.59%
Portfolio Turnover Rate	22%		3%		11%		13%	14%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year	$13.35	$14.57	$12.29	$12.58	$12.46
Activity from investment operations:
Net investment income (loss) (1)	(0.08)	(0.14)	(0.10)	0.01	(0.02)
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.10	(1.08)	2.38	(0.28)	0.14
Total from investment operations	1.02	(1.22)	2.28	(0.27)	0.12
Less distributions from:
Net investment income	—	—	—	(0.02)	—
Total distributions	—	—	—	(0.02)	—
Net asset value, end of year	$14.37	$13.35	$14.57	$12.29	$12.58
Total return (2)	7.64%	(8.37)%	18.55%	(2.17)%	0.96%
Net assets, at end of year (000s)	$104,519	$110,351	$130,659	$150,858	$204,575
Ratio of expenses to average net assets (3)	2.20%	2.18%	2.17%	2.17%	2.15%
Ratio of net investment income (loss) to average net assets (3,4)	(0.57)%	(0.93)%	(0.75)%	0.07%	(0.15)%
Portfolio Turnover Rate	22%	3%	11%	13%	14%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019
Net asset value, beginning of year	$13.86	$14.99	$12.56		$12.86	$12.74
Activity from investment operations:
Net investment income (1)	0.05	0.00 (2)	0.03		0.14	0.10
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.15	(1.13)	2.45		(0.28)	0.14
Total from investment operations	1.20	(1.13)	2.48		(0.14)	0.24
Less distributions from:
Net investment income	—	—	(0.05)		(0.16)	(0.12)
Return of capital	—	—	(0.00	) (2)	—	—
Total distributions	—	—	(0.05)		(0.16)	(0.12)
Net asset value, end of year	$15.06	$13.86	$14.99		$12.56	$12.86
Total return (3)	8.66%	(7.54)%	19.75%		(1.15)%	1.96%
Net assets, at end of year (000s)	$603,038	$737,073	$857,376		$1,121,879	$1,622,057
Ratio of expenses to average net assets (4)	1.20%	1.18%	1.17%		1.17%	1.15%
Ratio of net investment income to average net assets (4,5)	0.35%	0.02%	0.24%		1.07%	0.82%
Portfolio Turnover Rate	22%	3%	11%		13%	14%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year	$8.69	$10.01	$8.85	$9.86	$10.06
Activity from investment operations:
Net investment income (1)	0.03	0.11	0.01	0.09	0.03
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.10	(1.43)	1.27	(0.57)	(0.20)
Total from investment operations	0.13	(1.32)	1.28	(0.48)	(0.17)
Less distributions from:
Net investment income	(0.09)	—	(0.12)	(0.04)	(0.03)
Net realized gains	—	—	—	(0.49)	—
Total distributions	(0.09)	—	(0.12)	(0.53)	(0.03)
Net asset value, end of year	$8.73	$8.69	$10.01	$8.85	$9.86
Total return (2)	1.52%	(13.19)%	14.47%	(5.16)%	(1.72)%
Net assets, at end of year (000s)	$665	$1,055	$1,372	$2,084	$3,959
Ratio of gross expenses to average net assets (3,5)	1.90%	1.87%	1.88%	1.93%	1.84%
Ratio of net expenses to average net assets (3,5)	1.65%	1.65%	1.65%	1.65%	1.75%
Ratio of net investment income to average net assets (3,4,5)	0.33%	1.18%	0.16%	1.03%	0.31%
Portfolio Turnover Rate	39%	10%	6%	16%	45%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.90%	1.87%	1.88%	1.93%	1.74%
Net expenses to average net assets (3)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income to average net assets (3,4)	0.33%	1.18%	0.16%	1.03%	0.41%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year	$8.38	$9.72	$8.58	$9.60	$9.84
Activity from investment operations:
Net investment income (loss) (1)	(0.02)	0.02	(0.07)	0.03	(0.03)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.08	(1.36)	1.24	(0.56)	(0.21)
Total from investment operations	0.06	(1.34)	1.17	(0.53)	(0.24)
Less distributions from:
Net investment income	(0.02)	—	(0.03)	—	—
Net realized gains	—	—	—	(0.49)	—
Total distributions	(0.02)	—	(0.03)	(0.49)	—
Net asset value, end of year	$8.42	$8.38	$9.72	$8.58	$9.60
Total return (2)	0.75%	(13.79)%	13.60%	(5.85)%	(2.44)%
Net assets, at end of year (000s)	$923	$1,050	$1,564	$1,365	$2,809
Ratio of gross expenses to average net assets (3,5)	2.65%	2.62%	2.63%	2.68%	2.59%
Ratio of net expenses to average net assets (3,5)	2.40%	2.40%	2.40%	2.40%	2.50%
Ratio of net investment income (loss) to average net assets (3,4,5)	(0.20)%	0.22%	(0.72)%	0.28%	(0.31)%
Portfolio Turnover Rate	39%	10%	6%	16%	45%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.65%	2.62%	2.63%	2.68%	2.49%
Net expenses to average net assets (3)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment income (loss) to average net assets (3,4)	(0.20)%	0.22%	(0.72)%	0.28%	(0.21)%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year	$8.73		$10.05	$8.89	$9.91	$10.12
Activity from investment operations:
Net investment income (1)	0.07		0.13	0.02	0.13	0.06
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.09		(1.43)	1.29	(0.58)	(0.21)
Total from investment operations	0.16		(1.30)	1.31	(0.45)	(0.15)
Less distributions from:
Net investment income	(0.13)		(0.02)	(0.15)	(0.08)	(0.06)
Net realized gains	—		—	—	(0.49)	—
Total distributions	(0.13)		(0.02)	(0.15)	(0.57)	(0.06)
Net asset value, end of year	$8.76		$8.73	$10.05	$8.89	$9.91
Total return (2)	1.86	% (3)	(12.97)%	14.78%	(4.87)%	(1.47)%
Net assets, at end of year (000s)	$25,992		$24,120	$32,079	$30,848	$39,206
Ratio of gross expenses to average net assets (4,6)	1.65%		1.62%	1.63%	1.68%	1.59%
Ratio of net expenses to average net assets (4,6)	1.40%		1.40%	1.40%	1.40%	1.50%
Ratio of net investment income to average net assets (5,6)	0.85%		1.39%	0.20%	1.37%	0.60%
Portfolio Turnover Rate	39%		10%	6%	16%	45%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.65%	1.62%	1.63%	1.68%	1.49%
Net expenses to average net assets (3)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income to average net assets (3,4)	0.85%	1.39%	0.20%	1.37%	0.70%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year	$8.70	$11.11	$9.83	$10.24	$10.42
Activity from investment operations:
Net investment income (1)	0.04	0.18	0.02	0.04	0.09
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.86	(1.13)	1.32	0.04	(0.19)
Total from investment operations	0.90	(0.95)	1.34	0.08	(0.10)
Less distributions from:
Net investment income	—	(0.13)	—	(0.12)	(0.08)
Net realized gains	—	(0.12)	(0.06)	(0.37)	—
Return of capital	—	(1.21)	—	—	—
Total distributions	—	(1.46)	(0.06)	(0.49)	(0.08)
Net asset value, end of year	$9.60	$8.70	$11.11	$9.83	$10.24
Total return (2)	10.34%	(9.97)%	13.60%	0.65%	(0.91)%
Net assets, at end of year (000s)	$752	$819	$1,126	$2,150	$2,454
Ratio of gross expenses to average net assets (3,5)	1.84%	1.94%	2.03%	2.12%	2.01%
Ratio of net expenses to average net assets (3,5)	1.65%	1.69%	1.73%	1.85%	1.85%
Ratio of net investment income to average net assets (3,4,5)	0.44%	1.77%	0.20%	0.40%	0.91%
Portfolio Turnover Rate	42%	10%	8%	15%	10%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.84%	1.90%	1.95%	1.92%	1.81%
Net expenses to average net assets (3)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income to average net assets (3,4)	0.44%	1.81%	0.29%	0.60%	1.11%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year	$8.52	$10.90	$9.73	$10.12	$10.31
Activity from investment operations:
Net investment income (loss) (1)	(0.02)	0.10	(0.03)	(0.04)	0.02
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.83	(1.10)	1.26	0.04	(0.20)
Total from investment operations	0.81	(1.00)	1.23	—	(0.18)
Less distributions from:
Net investment income	—	(0.05)	—	(0.02)	(0.01)
Net realized gains	—	(0.12)	(0.06)	(0.37)	—
Return of capital	—	(1.21)	—	—	—
Total distributions	—	(1.38)	(0.06)	(0.39)	(0.01)
Net asset value, end of year	$9.33	$8.52	$10.90	$9.73	$10.12
Total return (2)	9.51%	(10.63)%	12.61%	(0.07)%	(1.69)%
Net assets, at end of year (000s)	$689	$700	$876	$949	$1,403
Ratio of gross expenses to average net assets (3,5)	2.59%	2.69%	2.78%	2.87%	2.76%
Ratio of net expenses to average net assets (3,5)	2.40%	2.44%	2.48%	2.60%	2.60%
Ratio of net investment income (loss) to average net assets (3,4,5)	(0.26)%	0.97%	(0.32)%	(0.43)%	0.19%
Portfolio Turnover Rate	42%	10%	8%	15%	10%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.59%	2.65%	2.70%	2.67%	2.56%
Net expenses to average net assets (3)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment income (loss) to average net assets (3,4)	(0.26)%	1.01%	(0.24)%	(0.23)%	0.39%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year	$8.71	$11.13	$9.85	$10.25	$10.45
Activity from investment operations:
Net investment income (1)	0.07	0.22	0.07	0.07	0.12
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.85	(1.14)	1.29	0.04	(0.20)
Total from investment operations	0.92	(0.92)	1.36	0.11	(0.08)
Less distributions from:
Net investment income	—	(0.17)	(0.02)	(0.14)	(0.12)
Net realized gains	—	(0.12)	(0.06)	(0.37)	—
Return of capital	—	(1.21)	—	—	—
Total distributions	—	(1.50)	(0.08)	(0.51)	(0.12)
Net asset value, end of year	$9.63	$8.71	$11.13	$9.85	$10.25
Total return (2)	10.56%	(9.78)%	13.82%	0.97%	(0.71)%
Net assets, at end of year (000s)	$31,830	$27,838	$31,591	$30,829	$37,596
Ratio of gross expenses to average net assets (3,5)	1.59%	1.69%	1.78%	1.87%	1.76%
Ratio of net expenses to average net assets (3,5)	1.40%	1.44%	1.48%	1.60%	1.60%
Ratio of net investment income to average net assets (3,4,5)	0.78%	2.13%	0.69%	0.66%	1.18%
Portfolio Turnover Rate	42%	10%	8%	15%	10%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.59%	1.65%	1.70%	1.67%	1.56%
Net expenses to average net assets (3)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income to average net assets (3,4)	0.78%	2.17%	0.76%	0.86%	1.38%

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A

	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of year/period	$13.40		$14.97		$11.86		$11.38	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.01		(0.06)		(0.05)		0.09	0.00	(3)
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.37		(1.51)		3.23		0.58	1.38
Total from investment operations	1.38		(1.57)		3.18		0.67	1.38
Less distributions from:
Net investment income	—		—		—		(0.07)	—
Net realized gains	—		—		(0.07)		(0.12)	—
Return of capital	—		—		(0.00	) (3)	—	—
Total distributions	—		—		(0.07)		(0.19)	—
Net asset value, end of year/period	$14.78		$13.40		$14.97		$11.86	$11.38
Total return (4)	10.30%		(10.49)%		26.90%		5.85%	13.80	% (5)
Net assets, at end of year/period (000s)	$2,003		$1,823		$3,263		$5,252	$11
Ratio of gross expenses to average net assets before waiver/recapture (6)	1.57%		1.57%		1.63%		2.33%	10.73	% (8)
Ratio of net expenses to average net assets after waiver/recapture (6)	1.65	% (7)	1.65	% (7)	1.65	% (7)	1.65%	1.65	% (8)
Ratio of net investment income (loss) to average net assets (6,9)	(0.09)%		(0.52)%		(0.38)%		0.74%	0.00	% (8)
Portfolio Turnover Rate	21%		3%		27%		11%	0	% (5)

(1)	The Swan Defined Risk Growth Fund Class A commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C

	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020		June 30, 2019 (1)
Net asset value, beginning of year/period	$13.19		$14.83		$11.84		$11.38		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.09)		(0.16)		(0.12)		(0.03	) (3)	0.00	(4)
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.33		(1.48)		3.18		0.68		1.38
Total from investment operations	1.24		(1.64)		3.06		0.65		1.38
Less distributions from:
Net investment income	—		—		—		(0.07)		—
Net realized gains	—		—		(0.07)		(0.12)		—
Total distributions	—		—		(0.07)		(0.19)		—
Net asset value, end of year/period	$14.43		$13.19		$14.83		$11.84		$11.38
Total return (5)	9.40%		(11.06)%		25.93%		5.73%		13.80	% (6)
Net assets, at end of year/period (000s)	$1,768		$1,798		$1,092		$71		$11
Ratio of gross expenses to average net assets before waiver/recapture (7)	2.32%		2.32%		2.38%		3.08%		11.48	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	2.40	% (8)	2.40	% (8)	2.40	% (8)	2.40%		2.40	% (9)
Ratio of net investment income (loss) to average net assets (7,10)	(0.84)%		(1.17)%		(0.85)%		(0.22	)% (3)	0.00	% (9)
Portfolio Turnover Rate	21%		3%		27%		11%		0	% (6)

(1)	The Swan Defined Risk Growth Fund Class C commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	The amount of net investment loss on investment per share for the period ended June 30, 2020 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Amount is less than $0.01

(5)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Annualized.

(10)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I

	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of year/period	$13.47		$15.02		$11.88		$11.38	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.03		(0.02)		(0.01)		0.10	0.05
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.41		(1.53)		3.23		0.59	1.33
Total from investment operations	1.44		(1.55)		3.22		0.69	1.38
Less distributions from:
Net investment income	—		—		(0.01)		(0.07)	—
Net realized gains	—		—		(0.07)		(0.12)	—
Return of capital	—		—		(0.00	) (3)	—	—
Total distributions	—		—		(0.08)		(0.19)	—
Net asset value, end of year/period	$14.91		$13.47		$15.02		$11.88	$11.38
Total return (4)	10.69	% (5)	(10.32	)% (5)	27.23%		6.09%	13.80	% (6)
Net assets, at end of year/period (000s)	$83,858		$100,218		$80,421		$63,250	$3,610
Ratio of gross expenses to average net assets before waiver/recapture (7)	1.32%		1.32%		1.38%		2.08%	10.48	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	1.40	% (8)	1.40	% (8)	1.40	% (8)	1.40%	1.40	% (9)
Ratio of net investment income (loss) to average net assets (7,10)	0.16%		(0.23)%		(0.08)%		0.87%	0.88	% (9)
Portfolio Turnover Rate	21%		3%		27%		11%	0	% (6)

(1)	The Swan Defined Risk Growth Fund Class I commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Annualized.

(10)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year	$13.14	$15.55	$11.67	$11.92	$12.39
Activity from investment operations:
Net investment loss (1)	(0.03)	(0.11)	(0.09)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.49	(2.30)	3.97	(0.20)	(0.43)
Total from investment operations	0.46	(2.41)	3.88	(0.25)	(0.47)
Less distributions from:
Net realized gains	(0.90)	—	—	—	—
Total distributions	(0.90)	—	—	—	—
Net asset value, end of year	$12.70	$13.14	$15.55	$11.67	$11.92
Total return (2)	3.89%	(15.50)%	33.25%	(2.10)%	(3.79)%
Net assets, at end of year (000s)	$986	$1,023	$1,080	$2,364	$2,206
Ratio of gross expenses to average net assets (3,5)	1.79%	1.84%	1.90%	1.99%	1.88%
Ratio of net expenses to average net assets (3,5)	1.65%	1.69%	1.70%	1.73%	1.77%
Ratio of net investment loss to average net assets (3,4,5)	(0.21)%	(0.73)%	(0.69)%	(0.44)%	(0.34)%
Portfolio Turnover Rate	46%	14%	26%	22%	17%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.79%	1.80%	1.85%	1.91%	1.76%
Net expenses to average net assets (3)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment loss to average net assets (3,4)	(0.21)%	(0.69)%	(0.64)%	(0.36)%	(0.22)%

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year	$12.53	$14.94	$11.29	$11.62	$12.17
Activity from investment operations:
Net investment loss (1)	(0.12)	(0.21)	(0.20)	(0.14)	(0.12)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.45	(2.20)	3.85	(0.19)	(0.43)
Total from investment operations	0.33	(2.41)	3.65	(0.33)	(0.55)
Less distributions from:
Net realized gains	(0.90)	—	—	—	—
Total distributions	(0.90)	—	—	—	—
Net asset value, end of year	$11.96	$12.53	$14.94	$11.29	$11.62
Total return (2)	3.02%	(16.13)%	32.33%	(2.84)%	(4.52)%
Net assets, at end of year (000s)	$1,733	$1,726	$2,104	$1,720	$1,744
Ratio of gross expenses to average net assets (3,5)	2.54%	2.59%	2.65%	2.74%	2.63%
Ratio of net expenses to average net assets (3,5)	2.40%	2.44%	2.45%	2.48%	2.52%
Ratio of net investment loss to average net assets (3,4,5)	(0.95)%	(1.49)%	(1.52)%	(1.22)%	(1.05)%
Portfolio Turnover Rate	46%	14%	26%	22%	17%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.54%	2.55%	2.60%	2.66%	2.51%
Net expenses to average net assets (3)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment loss to average net assets (3,4)	(0.95)%	(1.45)%	(1.47)%	(1.14)%	(0.93)%

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year	$13.34	$15.74	$11.78	$12.01	$12.45
Activity from investment operations:
Net investment income (loss) (1)	0.01	(0.07)	(0.08)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.48	(2.33)	4.04	(0.20)	(0.43)
Total from investment operations	0.49	(2.40)	3.96	(0.23)	(0.44)
Less distributions from:
Net realized gains	(0.90)	—	—	—	—
Total distributions	(0.90)	—	—	—	—
Net asset value, end of year	$12.93	$13.34	$15.74	$11.78	$12.01
Total return (2)	4.07%	(15.25)%	33.62%	(1.92)%	(3.53)%
Net assets, at end of year (000s)	$33,255	$32,755	$42,153	$32,244	$37,534
Ratio of gross expenses to average net assets (3,5)	1.54%	1.59%	1.65%	1.74%	1.63%
Ratio of net expenses to average net assets (3,5)	1.40%	1.44%	1.45%	1.48%	1.52%
Ratio of net investment income (loss) to average net assets (3,4,5)	0.05%	(0.48)%	(0.54)%	(0.23)%	(0.06)%
Portfolio Turnover Rate	46%	14%	26%	22%	17%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.54%	1.55%	1.60%	1.66%	1.51%
Net expenses to average net assets (3)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss) to average net assets (3,4)	0.05%	(0.44)%	(0.49)%	(0.15)%	0.06%

See accompanying notes to financial statements.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2023

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and the Swan Defined Risk U.S. Small Cap Fund, each a “Fund” and together, the “Funds”, are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objectives of the Funds are as follows:

Swan Defined Risk Fund – To seek long term capital appreciation.

Swan Defined Risk Emerging Markets Fund – To seek long term capital appreciation.

Swan Defined Risk Foreign Fund – To seek long term capital appreciation.

Swan Defined Risk Growth Fund – To seek long term capital appreciation.

Swan Defined Risk U.S. Small Cap Fund – To seek long term capital appreciation.

Each Fund offers three classes of shares: Class A, Class C, and Class I shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012, and Class C shares on October 18, 2012. The Swan Defined Risk Emerging Markets Fund commenced operations on December 30, 2014. The Swan Defined Risk Foreign Fund’s and the Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015. The Swan Defined Risk Growth Fund commenced operations on December 27, 2018. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Equity options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Equity option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2023 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$804,010,329	$—	$—	$804,010,329
Purchased Call Options	—	113,100	—	113,100
Purchased Put Options	—	24,877,746	—	24,877,746
Short-Term Investments	17,811,339	—	—	17,811,339
Total	$821,821,668	$24,990,846	$—	$846,812,514
Liabilities *
Call Option Written	$—	$30,943,741	$—	$30,943,741
Put Options Written	—	7,753,786	—	7,753,786
Total	$—	$38,697,527	$—	$38,697,527

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$25,798,386	$—	$—	$25,798,386
Purchased Put Options	—	1,425,231	—	1,425,231
Short-Term Investment	326,667	—	—	326,667
Total	$26,125,053	$1,425,231	$—	$27,550,284
Liabilities *
Call Options Written	$—	$16,008	$—	$16,008
Put Options Written	—	111,873	—	111,873
Total	$—	$127,881	$—	$127,881

Swan Defined Risk Foreign Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$31,073,500	$—	$—	$31,073,500
Purchased Put Options	—	1,241,180	—	1,241,180
Short-Term Investment	839,462	—	—	839,462
Total	$31,912,962	$1,241,180	$—	$33,154,142
Liabilities *
Call Options Written	$—	$101,885	$—	$101,885
Put Options Written	—	145,159	—	145,159
Total	$—	$247,044	$—	$247,044

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Swan Defined Risk Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$83,347,770	$—	$—	$83,347,770
Purchased Call Options	—	5,307,418	—	5,307,418
Purchased Put Options	—	2,221,604	—	2,221,604
Short-Term Investments	2,697,269	—	—	2,697,269
Total	$86,045,039	$7,529,022	$—	$93,574,061
Liabilities *
Call Options Written	$—	$4,883,596	$—	$4,883,596
Put Options Written	—	842,466	—	842,466
Total	$—	$5,726,062	$—	$5,726,062

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$33,895,870	$—	$—	$33,895,870
Purchased Call Options	—	4,655	—	4,655
Purchased Put Options	—	1,922,449	—	1,922,449
Short-Term Investment	192,017	—	—	192,017
Total	$34,087,887	$1,927,104	$—	$36,014,991
Liabilities *
Call Options Written	$—	$246,396	$—	$246,396
Put Options Written	—	316,946	—	316,946
Total	$—	$563,342	$—	$563,342

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the applicable Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the applicable Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Option Risk – Purchased put options may expire worthless and may have imperfect correlation to the value of the Funds’ sector ETFs. Written call and put options may limit the Funds’ participation in equity market gains and may amplify losses in market declines. The Funds’ losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Funds to potentially unlimited losses.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2020 - 2022 for all Funds or expected to be taken by all the Funds in their 2023 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF Risk – ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash Held at Broker – Cash held at broker includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of a Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Leveraging Risk – The use of leverage, such as that embedded in options, could magnify the Funds’ gains or losses. Written option positions expose the Funds to potential losses many times the option premium received.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and Swan Defined Risk U.S. Small Cap Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average daily net assets.

For the year ended June 30, 2023, the advisory fees incurred by each of the Funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$8,849,719
Swan Defined Risk Emerging Markets Fund	284,306
Swan Defined Risk Foreign Fund	324,215
Swan Defined Risk Growth Fund	990,221
Swan Defined Risk U.S. Small Cap Fund	397,283

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse expenses of the Funds until at least October 31, 2023 to the extent necessary so that the total expenses incurred by the applicable Fund (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.65%, 2.40%, and 1.40% of the daily average net assets attributable to Class A, Class C, and Class I shares, respectively, of the applicable Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, and Class I shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in place at the time of waiver

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

or reimbursement or at time of recoupment, whichever is less. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

During the year ended June 30, 2023, the Advisor waived/recaptured advisory fees pursuant to the Waiver Agreement as follows:

	Advisory	Advisory
Fund	Fees Waived	Fees Recaptured
Swan Defined Risk Fund	$—	$—
Swan Defined Risk Emerging Markets Fund	70,033	—
Swan Defined Risk Foreign Fund	61,752	—
Swan Defined Risk Growth Fund	—	81,143
Swan Defined Risk U.S. Small Cap Fund	54,094	—

As of June 30, 2023, the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2024	June 30, 2025	June 30, 2026	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	80,213	65,538	70,033	215,784
Swan Defined Risk Foreign Fund	98,037	80,922	61,752	240,711
Swan Defined Risk Growth Fund	—	—	—	—
Swan Defined Risk U.S. Small Cap Fund	73,542	57,472	54,094	185,108

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares as amended, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”), to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

For the year ended June 30, 2023, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$304,472	$1,068,407
Swan Defined Risk Emerging Markets Fund	1,939	10,230
Swan Defined Risk Foreign Fund	1,881	7,247
Swan Defined Risk Growth Fund	4,874	18,085
Swan Defined Risk U.S. Small Cap Fund	2,607	17,692

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended June 30, 2023, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

		Amount Retained
		by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$108,842	$13,859
Swan Defined Risk Emerging Markets Fund	522	47
Swan Defined Risk Foreign Fund	1,965	252
Swan Defined Risk Growth Fund	6,215	946
Swan Defined Risk U.S. Small Cap Fund	2,868	361

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. government securities and short-term investments, for the year ended June 30, 2023 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$98,136,155	$258,539,904
Swan Defined Risk Emerging Markets Fund	8,818,993	5,093,436
Swan Defined Risk Foreign Fund	9,783,382	7,574,646
Swan Defined Risk Growth Fund	5,315,797	23,262,237
Swan Defined Risk U.S. Small Cap Fund	12,280,439	12,262,477

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of June 30, 2023.

Swan Defined Risk Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$24,990,846
Index contracts/Equity price risk	Options Written, at value	(38,697,527)

Swan Defined Risk Emerging Markets Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$1,425,231
Equity contracts/Equity price risk	Options Written, at value	(127,881)

Swan Defined Risk Foreign Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$1,241,180
Equity contracts/Equity price risk	Options Written, at value	(247,044)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Swan Defined Risk Growth Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$7,529,022
Index contracts/Equity price risk	Options Written, at value	(5,726,062)

Swan Defined Risk U.S. Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$1,927,104
Index contracts/Equity price risk	Options Written, at value	(563,342)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended June 30, 2023.

Swan Defined Risk Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$(8,569,663)	$(96,443,257)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$42,408,158	$(7,757,721)

Swan Defined Risk Emerging Markets Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$1,477,639	$(2,501,320)
Index contracts/Equity price risk	(116,676)	—
	$1,360,963	$(2,501,320)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$845,082	$1,487
Index contracts/Equity price risk	235,750	—
	$1,080,832	$1,487

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Swan Defined Risk Foreign Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$909,826	$(3,249,906)
Index contracts/Equity price risk	(121,453)	—
	$788,374	$(3,249,906)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$690,406	$(35,707)
Index contracts/Equity price risk	255,522	—
	$945,928	$(35,707)

Swan Defined Risk Growth Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$(5,759,995)	$(3,140,372)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$6,283,683	$(2,455,668)

Swan Defined Risk U.S. Small Cap Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$(3,163,908)	$(2,268,886)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$3,601,517	$(127,562)

The notional value of the derivative instruments outstanding as of June 30, 2023 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Swan Defined Risk Fund	$396,630,096	$411,864,135	$(379,244)	$411,484,891
Swan Defined Risk Emerging Markets Fund	28,437,926	694,554	(1,710,077)	(1,015,523)
Swan Defined Risk Foreign Fund	27,920,772	7,185,319	(2,198,993)	4,986,326
Swan Defined Risk Growth Fund	59,976,948	28,180,796	(309,745)	27,871,051
Swan Defined Risk U.S. Small Cap Fund	27,867,443	8,555,119	(970,913)	7,584,206

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2022, and June 30, 2023, was as follows:

	For the year ended June 30, 2023:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	411,962	—	—	411,962
Swan Defined Risk Foreign Fund	—	—	—	—
Swan Defined Risk Growth Fund	—	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	2,692,965	—	2,692,965

	For the year ended June 30, 2022:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	57,530	—	—	57,530
Swan Defined Risk Foreign Fund	818,947	—	3,612,429	4,431,376
Swan Defined Risk Growth Fund	—	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	357,493	—	357,493

As of June 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$1,295,059	$—	$—	$(5,376,704)	$(4,860,206)	411,484,891	$402,543,040
Swan Defined Risk Emerging Markets Fund	226,938	—	(384,372)	(3,295,031)	—	(1,015,523)	(4,467,988)
Swan Defined Risk Foreign Fund	241,677	—	(860,422)	(3,277,925)	(412,739)	4,986,326	676,917
Swan Defined Risk Growth Fund	—	—	(6,408,427)	(3,513,054)	(1,013,337)	27,871,051	16,936,233
Swan Defined Risk U.S. Small Cap Fund	—	—	(2,440,263)	(230,680)	(529,314)	7,584,206	4,383,949

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, the mark-to-market on open 1256 option contracts and foreign tax passthrough basis adjustments. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Swan Defined Risk U.S. Small Cap Fund incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Swan Defined Risk U.S. Small Cap Fund	$48,161

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	384,362
Swan Defined Risk Foreign Fund	860,422
Swan Defined Risk Growth Fund	6,408,427
Swan Defined Risk U.S. Small Cap Fund	2,392,102

At June 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

	Non-Expiring			CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
Swan Defined Risk Fund	$5,376,704	$—	$5,376,704	$70,814,122
Swan Defined Risk Emerging Markets Fund	3,295,031	—	3,295,031	2,090,009
Swan Defined Risk Foreign Fund	2,891,560	386,365	3,277,925	1,918,652
Swan Defined Risk Growth Fund	1,308,110	2,204,944	3,513,054	—
Swan Defined Risk U.S. Small Cap Fund	92,284	138,396	230,680	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and distributions in excess, resulted in reclassification for the year ended June 30, 2023, as follows:

Paid
	In	Distributable/ Accumulated
Portfolio	Capital	Earnings (Losses)
Swan Defined Risk Fund	$—	$—
Swan Defined Risk Emerging Markets Fund	—	—
Swan Defined Risk Foreign Fund	—	—
Swan Defined Risk Growth Fund	(42,897)	42,897
Swan Defined Risk U.S. Small Cap Fund	(71,718)	71,718

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
Charles Schwab & Co., Inc.	Swan Defined Risk Emerging Markets Fund	28.78%
Pershing LLC	Swan Defined Risk Emerging Markets Fund	32.35%
LPL Financial	Swan Defined Risk Foreign Fund	49.09%
TD Ameritrade	Swan Defined Risk Growth Fund	67.60%
LPL Financial	Swan Defined Risk U.S. Small Cap Fund	29.48%
Pershing LLC	Swan Defined Risk U.S. Small Cap Fund	27.49%

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Swan Defined Risk Fund currently invests a portion of its assets in the iShares Core S&P 500 ETF (“iShares S&P ETF”). The Fund may redeem its investment from the iShares S&P ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares S&P ETF. The financial statements of the iShares S&P ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of June 30, 2023, the percentage of the Fund’s net assets invested in the iShares S&P ETF was 36.0%.

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares Core MSCI Emerging Markets ETF (“iShares Core ETF”). The Fund may redeem its investment from the iShares Core ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Core ETF. The financial statements of the iShares Core ETF, including the portfolios of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2023, the percentage of the Fund’s net assets invested in the iShares Core ETF was 93.5%.

The Swan Defined Risk Foreign Fund currently invests a portion of its assets in the iShares MSCI EAFE ETF (“iShares EAFE ETF”). The Fund may redeem its investment from the iShares EAFE ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares EAFE ETF. The financial statements of the iShares EAFE ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of June 30, 2023, the percentage of the Fund’s net assets invested in the iShares EAFE ETF was 93.4%.

The Swan Defined Risk Growth Fund currently invests a portion of its assets in the iShares Core S&P 500 ETF (“iShares S&P ETF”). The Fund may redeem its investment from the iShares S&P ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares S&P ETF. The financial statements of the iShares S&P ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of June 30, 2023, the percentage of the Fund’s net assets invested in the iShares S&P ETF was 95.1%.

The Swan Defined Risk U.S. Small Cap Fund currently invests a portion of its assets in the iShares Russell 2000 ETF (“iShares Russell ETF”). The Fund may redeem its investment from the iShares Russell ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Russell ETF. The financial statements of the iShares Russell ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of June 30, 2023, the percentage of the Fund’s net assets invested in the iShares ETF was 94.2%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Deloitte & Touche LLP 695 Town Center Drive Suite 1000 Costa Mesa, CA 92626 USA Tel: 714 436 7100 Fax: 714 436 7200 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund, and Swan Defined Risk U.S. Small Cap Fund (the “Funds”), five of the funds constituting the Northern Lights Fund Trust III (the “Trust”), as of June 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (as to Swan Defined Risk Growth Fund, the financial highlights for each of the four years in the period ended June 30, 2023 and for the period December 27, 2018 (commencement of operations) through June 30, 2019), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds of the Trust as of June 30, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (as to Swan Defined Risk Growth Fund, the financial highlights for each of the four years in the period ended June 30, 2023 and for the period December 27, 2018 (commencement of operations) through June 30, 2019) in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
August 29, 2023

We have served as the auditor of one or more Swan Funds investment companies since 2018.

SWAN FUNDS
2023 TAX INFORMATION (Unaudited)
June 30, 2023

For the year ended June 30, 2023, the Swan Defined Risk Emerging Markets Fund earned foreign source income of $541,622 and paid foreign taxes of $81,680 which the Fund intends to pass through to shareholders pursuant to Section 853 of the Internal Revenue Code.

By early 2024, shareholders should receive their Form 1099-DIV from the Fund. For your specific situation, shareholders are recommended to consult a professional tax advisor.

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)
June 30, 2023

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table on the next page provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	1/1/23	6/30/23	1/1/23 – 6/30/23*	1/1/23 – 6/30/23*
Swan Defined Risk Fund
Class A	$1,000.00	$1,070.20	$7.34	1.38%
Class C	$1,000.00	$1,066.80	$11.17	2.18%
Class I	$1,000.00	$1,071.90	$6.06	1.18%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,019.90	$8.26	1.65%
Class C	$1,000.00	$1,016.90	$12.00	2.40%
Class I	$1,000.00	$1,021.00	$7.02	1.40%
Swan Defined Risk Foreign Fund
Class A	$1,000.00	$1,059.60	$8.43	1.65%
Class C	$1,000.00	$1,055.40	$12.23	2.40%
Class I	$1,000.00	$1,059.40	$7.15	1.40%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$1,098.10	$8.58	1.65%
Class C	$1,000.00	$1,094.00	$12.46	2.40%
Class I	$1,000.00	$1,099.60	$7.29	1.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,035.00	$8.33	1.65%
Class C	$1,000.00	$1,031.00	$12.09	2.40%
Class I	$1,000.00	$1,036.10	$7.07	1.40%

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2023

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	1/1/23	6/30/23	1/1/23 – 6/30/23*	1/1/23 – 6/30/23*
Swan Defined Risk Fund
Class A	$1,000.00	$1,017.70	$7.15	1.38%
Class C	$1,000.00	$1,013.98	$10.89	2.18%
Class I	$1,000.00	$1,018.84	$5.91	1.18%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.85	$7.00	1.40%
Swan Defined Risk Foreign Fund
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.85	$7.00	1.40%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.85	$7.00	1.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.85	$7.00	1.40%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the fiscal year ended June 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

Renewal of Advisory Agreements and Sub-Advisory Agreements – Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk U.S. Small Cap Fund and Swan Defined Risk Growth Fund*

In connection with a meeting held on May 24- 25, 2023, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Swan Capital Management, LLC (“SCM” or the “Adviser”) and the Trust, and the renewal of the investment sub-advisory agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreements, the “Agreements”) between the Swan Global Management, LLC (“SGM” or the “Sub-Adviser”) and the Adviser, with respect to the Swan Defined Risk Fund (“Swan DR”), Swan Defined Risk Emerging Markets Fund (“Swan EM”), Swan Defined Risk Foreign Fund (“Swan Foreign”), Swan Defined Risk U.S. Small Cap Fund (“Swan SC”) and Swan Defined Risk Growth Fund (“Swan Growth” and collectively, the “Swan Funds”). In considering the renewal of the Agreements, the Board received materials specifically relating to the Swan Funds and the Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements.

Nature, Extent and Quality of Services. The Board noted that the Adviser was founded in 1997, and together with its affiliate and commonly controlled sub-adviser, SGM, managed approximately $2.2 billion in assets. The Board discussed that the Adviser provided wealth management and investment advisory services to high-net-worth individuals, institutions, other investment advisory firms, and mutual funds. The Board reviewed the background information of the Adviser’s key investment personnel servicing the Swan Funds, noting their diverse industry experience in asset management and technology firms. The Board observed that the Adviser had an investment committee that utilized research and a proprietary rules-based system that determined asset allocations for each Swan Fund and included a risk mitigation sub-strategy that utilized options in an effort to minimize downside risk, reduce volatility, and generate option premium income. The Board reviewed the Adviser’s compliance practices, noting that a compliance team monitored each Swan Fund’s investment limitations using risk matrices, compliance calendars and reconciliations, and compliance checklists. The Board discussed the extensive resources required to handle the complexity of integrating an option risk overlay sub-strategy into an equity portfolio. The Board remarked that the Adviser selected brokers based on best execution standards that included the speed and cost of execution, options trading capability and technology capabilities. The Board acknowledged the Adviser’s cybersecurity policies and procedures. The Board concluded that the Adviser could be expected to continue providing quality service to the Swan Funds and their shareholders.

Performance.

Swan EM—The Board discussed that Swan EM was a 1-star Morningstar rated fund. The Board observed that Swan EM outperformed its benchmark over the 1- year period but otherwise underperformed its Morningstar category, peer group and benchmark across all periods. The Board recalled the Adviser’s explanation that Swan EM invested strictly in emerging markets whereas the peer group included funds with a U.S. component, and that the disparity in the performance of U.S. and emerging markets explained Swan EM’s relative underperformance. The Board also acknowledged the Adviser’s assertion that the funds in its peer group were not the best comparison because there were no emerging markets products with a hedge component like that of Swan EM. The Board recognized that Swan EM had ranked in the top quartile among its peer group and Morningstar category for standard deviation over the 1-year, 3-year, and 5-year periods. The Board concluded that the Adviser had managed Swan EM in a manner consistent with its investment mandate and returns were acceptable.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2023

Swan Foreign—The Board acknowledged that Swan Foreign was a 2-star Morningstar rated fund. The Board discussed that Swan Foreign had performed on par with its peer group over the 1-year period and outperformed its Morningstar category and benchmark over the same period. The Board further observed that Swan Foreign had performed on par with its peer group over the 3-year period but underperformed the Morningstar category and benchmark over the same period. The Board noted that Swan Foreign underperformed its peer group, Morningstar category, and benchmark over the 5-year and inception periods. The Board acknowledged that the Adviser attributed relative underperformance to the wide disparity in the performance of U.S. and international markets over the past several years, noting that Swan Foreign was limited to investing in international markets while many of the funds in its peer group were also invested in U.S. markets. The Board also acknowledged the Adviser’s statement that only one fund in the peer group mandated investments in international markets, and that Swan Foreign slightly outperformed that fund across all periods. The Board determined that the Adviser could be expected to continue to provide reasonable returns consistent with the stated objective and strategy for Swan Foreign and its shareholders.

Swan Growth—The Board noted that Swan Growth was a 3-star Morningstar rated fund. The Board acknowledged that Swan Growth underperformed its benchmark, peer group, and Morningstar category over the 1-year period. The Board noted that Swan Growth outperformed its peer group and Morningstar category over the 3- year and since inception periods and had underperformed its benchmark over the same periods. The Board recalled that Swan Growth was designed to outperform other hedged equity funds in bullish markets at the risk of having more downside exposure in bearish markets. The Board noted that Swan Growth was in the first or second quartile for net returns among its peer group and Morningstar category over the 3-year and since inception periods. The Board determined that the Adviser could be expected to continue to provide reasonable returns consistent with the stated objective and strategy for Swan Growth and its shareholders.

Swan DR—The Board observed that Swan DR was a 3-star Morningstar rated fund. The Board noted that Swan DR underperformed its benchmark, Morningstar category and peer group over the 1-year, 3-year, and 5-year periods. The Board further noted that Swan DR performed in line with its Morningstar category over the since inception period while underperforming the benchmark and slightly underperforming the peer group over the same period. The Board discussed that the Adviser attributed Swan DR’s relative underperformance over the 1-year period to the core equity portion of the portfolio and the effect of rising interest rates on the long-term put options used to hedge the portfolio. The Board considered the Adviser’s position that the peer group contained funds with a wide range of options strategies not necessarily comparable to Swan DR. The Board noted that Swan DR’s standard deviation was lower than that of the S&P 500 across all periods, indicating less volatility than the S&P 500 which was consistent with Swan DR’s investment objective. The Board determined that performance was acceptable in light of the objective and stated strategy of Swan DR.

Swan SC—The Board noted that Swan SC was a 2-star Morningstar rated fund. The Board observed that Swan SC had outperformed its peer group, Morningstar category, and benchmark over the 1- year period. The Board noted that Swan SC performed in line with its peer group over the 3-year and 5-year periods and underperformed its Morningstar category and benchmark over the same periods. The Board observed that Swan SC had underperformed its benchmark over the since inception period, performed in line with its peer group and slightly outperformed its Morningstar category over the same period. The Board also acknowledged the Adviser’s position that Swan SC was managed to the calendar year rather than intra-quarter periods and that Swan SC outperformed its benchmark for the calendar year ended 2022. The Board considered the Adviser’s belief that the peer group for Swan SC was not the best comparison because Swan SC’s mandate was to invest in small cap companies and hedge the portfolio whereas the peer group funds could invest in large cap equities and did not have a hedged equity strategy. The Board determined that the Adviser could be expected to continue providing reasonable returns consistent with the stated objective and strategy for Swan SC and its shareholders.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2023

Fees and Expenses.

Swan EM—The Board noted that Swan EM’s advisory fee and net expense ratio were higher than the peer group and Morningstar category averages and medians. The Board noted that Swan EM’s advisory fee and net expense ratio were each below the high of its peer group and Morningstar category. The Board considered that the defined risk strategy required active management which was in contrast with the passive management strategies of many of the funds in the Morningstar category. The Board also recalled the Adviser’s explanation that exposure to emerging markets was more costly than exposure to U.S. markets and that such disparity in the cost could explain Swan EM’s higher expenses relative to the peers. The Board also discussed the average fees of the peer group provided by the Adviser. The Board concluded that the advisory fee for Swan EM was not unreasonable.

Swan Foreign—The Board observed that the Adviser’s advisory fee for Swan Foreign was slightly below the peer group average, on par with the peer group median, and higher than the Morningstar category median and average. The Board noted that the net expense ratio of Swan Foreign was higher than the averages and medians of its Morningstar category and peer group. The Board considered that the Adviser’s active management of Swan Foreign was in contrast with the passive management strategies of many of the funds in the Morningstar category, and that active management generally required more resources. The Board also considered the impact on the Adviser’s fees and expenses from Swan Foreign’s exposure to foreign markets, noting the Adviser’s position that exposure to foreign markets was more costly than exposure to U.S. markets. The Board also considered the average fees of the peer group provided by the Adviser. The Board concluded that the Adviser’s advisory fee for Swan Foreign was not unreasonable.

Swan Growth—The Board considered that Swan Growth’s advisory fee was higher than its Morningstar category median and average, slightly below its peer group average, and equal to its peer group median. The Board noted that Swan Growth’s net expense ratio was higher than the medians and averages of its peer group and Morningstar category but below the highs of each. The Board considered the Adviser’s explanation that many of the funds with lower fees in the Morningstar category were passively managed and that Swan DR’s fees and expenses were in line with those of the peer group that filtered out the passively managed funds. The Board also reviewed the average fees of the peer group provided by the Adviser. The Board concluded that the advisory fee for Swan Growth was not unreasonable.

Swan DR—The Board noted that Swan DR’s advisory fee was higher than the medians and averages of its peer group and Morningstar category. The Board observed that Swan DR’s net expense ratio was higher than its Morningstar category average and median and peer group median but below its peer group average. The Board considered that Swan DR actively managed the hedge and income components of the strategy whereas many of the funds in its peer group were passively managed. The Board also considered the average fees of the peer group provided by the Adviser. The Board concluded that the advisory fee for Swan DR was not unreasonable.

Swan SC—The Board noted that Swan’s advisory fee for Swan SC was equivalent to the peer group median and average but higher than Morningstar category median and average. The Board noted that the net expense ratio for Swan SC was higher the medians and averages its peer group and Morningstar category. The Board considered that the funds in Swan SC’s peer group were either passively managed or invested in large cap equities whereas Swan SC was actively managed, actively hedged, and invested in small cap companies. The Board considered the average fees of the peer group provided by the Adviser. The Board determined that the advisory fee for Swan SC was not unreasonable.

Economies of Scale. The Board considered whether the Adviser had achieved economies of scale with respect to the management of each Swan Fund. The Board noted that the Adviser had indicated its willingness to continue monitoring for opportunities to implement breakpoints as each Swan Fund increased its assets. The Board agreed that in light of the expense limitation agreements, which effectively protected shareholders from high expenses despite lower asset levels, and the Adviser’s willingness to consider breakpoints as each Swan Fund reached higher asset levels, the absence of breakpoints was acceptable.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2023

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its advisory services for each Swan Fund and noted that the Adviser earned a profit from each Swan Fund before distribution costs. The Board discussed the benefits that the Adviser could derive from its soft dollar arrangements. The Board observed that the Adviser was still recouping waived fees for certain Swan Funds. The Board considered the Adviser’s method of allocating costs and agreed that it was not unreasonable. The Board concluded that the Adviser was not realizing an excessive profit from the advisory services provided to any of the Swan Funds.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Agreements was in the best interests of each Swan Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Swan Funds.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	PhD (Accounting), CPA; Professor and Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (2019 – present); Professor and Department of Accountancy Chair, Case Western Reserve University (2009-2019); President, American Accounting Association (AAA) commencing August 2022 (President-Elect 2022-2023,President 2023-2024; Past President 2024-2025). AAA Vice President-Finance (2017-2020); President, Auditing Section of the AAA;Member, AICPA Auditing Standards Board (2009-2012); Academic Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006); Center for Audit Quality research grants (2014, 2012).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); President, Celeritas Rail Consulting (since June 2014); Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015).

*	As of June 30, 2023, the Trust was comprised of 29 active portfolios managed by 14 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

6/30/23-NLFT III-v3

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2023

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Brian Curley 1970	President	Since May 2023, indefinite	Vice President, Ultimus Fund Solutions, LLC (since 2020); Vice President, Gemini Fund Services, LLC (2015-2020).
Timothy Burdick 1986	Vice President	Since May 2023, indefinite	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (2023 – present); Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022 – 2023); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019 – 2022).
Richard Gleason 1977	Treasurer	Since May 2023, indefinite	Assistant Vice President, Ultimus Fund Solutions, LLC (since 2020); Assistant Vice President, Gemini Fund Services, LLC (2015-2020).
Viktoriya Pallino 1995	Secretary	Since August 2022, indefinite	Senior Legal Administrator, Ultimus Fund Solutions, LLC (since 2023); Legal Administrator II, Ultimus Fund Solutions, LLC (2021-2023); Legal Administrator I, Ultimus Fund Solutions, LLC (2019-2021); Legal Administration Associate, Gemini Fund Services, LLC (2017-2019).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-896-2590.

6/30/23-NLFT III-v3

PRIVACY NOTICE

Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their report on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR

Swan Capital Management, LLC

1099 Main Ave. Suite 206

Durango, CO 81301

INVESTMENT SUB-ADVISOR

Swan Global Management, LLC

20 Ridge Top

Palmas Del Mar

Humacao, PR 00791

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

SWAN-AR23

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not Applicable

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees                                                           2022         2023

Swan Defined Risk Fund                                        $16,220      $16,700

Swan Defined Risk Emerging Markets Fund            $16,220      $16,700

Swan Defined Risk Foreign Fund                           $16,220      $16,700

Swan Defined Risk U.S Small Cap Fund                 $16,220      $16,700

Swan Defined Risk Growth Fund                            $16,220      $16,700

(b)        Audit-Related Fees                                            2022          2023

Swan Defined Risk Fund                                        None         None

Swan Defined Risk Emerging Markets Fund           None         None

Swan Defined Risk Foreign Fund                           None          None

Swan Defined Risk U.S Small Cap Fund                None           None

Swan Defined Risk Growth Fund                           None          None

(c)       Tax Fees                                                              2022           2023

Swan Defined Risk Fund                                        $3,350         $3,450

Swan Defined Risk Emerging Markets Fund            $3,350         $3,450

Swan Defined Risk Foreign Fund                           $3,350         $3,450

Swan Defined Risk U.S Small Cap Fund                $3,350         $3,450

Swan Defined Risk Growth Fund                            $3,350         $3,450

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)        All Other Fees                                                    2022            2023

Swan Defined Risk Fund                                        None            None

Swan Defined Risk Emerging Markets Fund            None            None

Swan Defined Risk Foreign Fund                           None            None

Swan Defined Risk U.S Small Cap Fund                 None            None

Swan Defined Risk Growth Fund                            None            None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Swan Defined Risk Fund                                           2022       2023

Audit-Related Fees:                                                 0.00%     0.00%

Tax Fees:                                                               0.00%     0.00%

All Other Fees:                                                       0.00%     0.00%

Swan Defined Risk Emerging Markets Fund               2022       2023

Audit-Related Fees:                                                   0.00%    0.00%

Tax Fees:                                                                 0.00%     0.00%

All Other Fees:                                                         0.00%     0.00%

Swan Defined Risk Foreign Fund                               2022       2023

Audit-Related Fees:                                                   0.00%     0.00%

Tax Fees:                                                                 0.00%      0.00%

All Other Fees:                                                          0.00%     0.00%

Swan Defined Risk U.S. Small Cap Fund                    2022        2023

Audit-Related Fees:                                                   0.00%      0.00%

Tax Fees:                                                                 0.00%       0.00%

All Other Fees:                                                          0.00%     0.00%

Swan Defined Risk Growth Fund                                2022        2023

Audit-Related Fees:                                                   0.00%      0.00%

Tax Fees:                                                                 0.00%      0.00%

All Other Fees:                                                         0.00%       0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                                                          2022      2023

Swan Defined Risk Fund                                    $3,350     $3,450

Swan Defined Risk Emerging Markets Fund         $3,350     $3,450

Swan Defined Risk Foreign Fund                        $3,350     $3,450

Swan Defined Risk U.S. Small Cap Fund            $3,350      $3,450

Swan Defined Risk Growth Fund                       $3,350      $3,450

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)       Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 9/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 9/6/23

By (Signature and Title)

/s/ Richard Gleason

Richard Gleason, Principal Financial Officer/Treasurer

Date 9/6/23